Sunstone Financial Group, Inc.
                207 East Buffalo Street, Suite 400
                   Milwaukee, Wisconsin  53202
                        (414) 271-5885


November 6, 1996


Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

Re:  KEELEY Small Cap Value Fund, Inc.
     (33-63562; 811-7760)
     Filing Under Rule 497(e) of the Securities Act of 1933

Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is a Supplement dated November 6, 1996 to the Statement of Additional Information dated January 5, 1996. Questions regarding this filing may be directed to the undersigned at (414) 271-5885.

Very truly yours,

/s/ Richard P. Snyder

Richard P. Snyder
Client Services and Accounting Manager



RPS/sl

cc:  Steve Goodman
     Mary Filice




KEELEY SMALL CAP VALUE FUND, INC.

SUPPLEMENT DATED NOVEMBER 6, 1996 TO THE STATEMENT OF ADDITIONAL INFORMATION JANUARY 5, 1996


The Board of Directors has elected Elwood P. Walmsley to serve as a Director of the Fund effective November 4, 1996. The following biographical information for Mr. Walmsley should be added to page 9 of the Statement of Addition Information:


                              Positions Held        Principal Occupations
Name and Address              with Fund             and Other Affiliations
----------------              --------------        ----------------------

Elwood P. Walmsley            Director              Director of Sales, Miles
166 East Hillside Road                              Laboratories
Barrington, Illinois  60010


The following paragraph should replace the last paragraph on page 9 of the Statement of Additional Information:

     Mr. O'Brien is a general partner in a limited partnership that is a limited partner in an investment partnership in which Mr. Keeley and the Adviser are general partners. Such investments were made under the same terms and conditions applicable to all other partners, Mr. Keeley is a limited partner in a commodity trading partnership in which Mr. O'Brien is the general partner. Such investment by Mr. Keeley was made under the same terms and conditions applicable to all the other limited partners.